Provisions (Narrative) (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Amount of recognized provision legal proceedings matter		$ 314		$ 928
Amount of provision for litigation claims expected to be incurred next twelve months		$ 55
Assumption of expected rates of inflation	3.00%	3.00%	3.25%	3.25%
Assumption of discount rates	7.00%	7.00%	6.00%	6.00%
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Provision for environmental compensation		$ 496
Amount of provision for environmental compensation expected to be incurred next twelve months		496		$ 368
Anticipated liability	R$ 46,223	8,283	R$ 45,671	8,787
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Anticipated liability	R$ 3,058	548	R$ 2,768	533
Largo Clean Energy [Member]
Disclosure of other provisions [line items]
Recognized provision for infrastructure		$ 362		$ 0